S000055522 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.43%
Performance Inception Date			Mar. 07, 2017
Multi-Asset Strategy Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.84%	7.10%	8.13%
Performance Inception Date			Mar. 07, 2017
Class M
Prospectus [Line Items]
Average Annual Return, Percent	17.47%	6.36%	5.15%
Performance Inception Date			Mar. 07, 2017
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.35%	4.73%	4.10%
Performance Inception Date			Mar. 07, 2017
Class C
Prospectus [Line Items]
Average Annual Return, Percent	16.16%	5.18%	4.04%
Performance Inception Date			Mar. 07, 2017
Class R6
Prospectus [Line Items]
Average Annual Return, Percent
Class S
Prospectus [Line Items]
Average Annual Return, Percent	17.39%	6.26%	5.05%
Performance Inception Date			Mar. 07, 2017
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.84%	4.95%	4.00%
Performance Inception Date			Mar. 07, 2017
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.77%	4.38%	3.57%
Performance Inception Date			Mar. 07, 2017
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	17.45%	6.44%	5.24%
Performance Inception Date			Mar. 07, 2017